Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
February 29, 2024
DRM-NPRT3-0424
1.9907233.100
Common Stocks - 99.1%
	Shares	Value ($)
HEALTH CARE - 99.1%
Biotechnology - 27.9%
Alnylam Pharmaceuticals, Inc. (a)	8,061	1,217,936
ALX Oncology Holdings, Inc. (a)	16,876	247,571
Arcellx, Inc. (a)	3,964	260,910
Argenx SE ADR (a)	3,016	1,146,110
Arrowhead Pharmaceuticals, Inc. (a)	13,711	440,123
Ascendis Pharma A/S sponsored ADR (a)	3,865	571,092
Beam Therapeutics, Inc. (a)	3,873	152,945
Cytokinetics, Inc. (a)	15,335	1,107,800
Exact Sciences Corp. (a)	9,330	536,755
Fusion Pharmaceuticals, Inc. (a)	22,700	271,492
Intellia Therapeutics, Inc. (a)	2,450	78,694
Janux Therapeutics, Inc. (a)	14,042	679,352
Keros Therapeutics, Inc. (a)	5,273	355,928
Legend Biotech Corp. ADR (a)(b)	23,259	1,515,556
Moonlake Immunotherapeutics (a)(b)	3,889	187,605
Natera, Inc. (a)	4,827	417,487
Oxford BioMedica PLC (a)	105,735	229,567
Regeneron Pharmaceuticals, Inc. (a)	1,343	1,297,459
Repligen Corp. (a)	5,625	1,091,194
Sarepta Therapeutics, Inc. (a)	5,031	643,465
Tyra Biosciences, Inc. (a)(b)	15,907	317,981
Vaxcyte, Inc. (a)	9,285	685,419
Vertex Pharmaceuticals, Inc. (a)	1,141	480,064
Verve Therapeutics, Inc. (a)(b)	7,619	129,904
Xenon Pharmaceuticals, Inc. (a)	6,169	291,177
Zai Lab Ltd. ADR (a)(b)	18,315	384,249
Zentalis Pharmaceuticals, Inc. (a)	8,782	130,940
		14,868,775
Health Care Equipment & Supplies - 30.8%
Align Technology, Inc. (a)	1,045	316,029
Boston Scientific Corp. (a)	45,279	2,997,924
DexCom, Inc. (a)	7,307	840,816
Edwards Lifesciences Corp. (a)	13,000	1,103,310
Glaukos Corp. (a)	8,600	761,874
Inspire Medical Systems, Inc. (a)	5,824	1,042,729
Insulet Corp. (a)	6,434	1,055,176
Intuitive Surgical, Inc. (a)	4,550	1,754,480
iRhythm Technologies, Inc. (a)	4,403	522,416
Masimo Corp. (a)(b)	12,788	1,643,770
Penumbra, Inc. (a)	6,186	1,453,215
ResMed, Inc.	3,444	598,292
Shockwave Medical, Inc. (a)	2,600	678,262
Stryker Corp.	3,887	1,356,835
Tandem Diabetes Care, Inc. (a)	11,178	297,670
		16,422,798
Health Care Providers & Services - 13.0%
agilon health, Inc. (a)	82,494	505,688
Centene Corp. (a)	24,261	1,902,790
Guardant Health, Inc. (a)	12,326	234,194
Humana, Inc.	1,276	447,008
LifeStance Health Group, Inc. (a)(b)	151,261	1,263,029
Privia Health Group, Inc. (a)	21,746	485,371
UnitedHealth Group, Inc.	4,288	2,116,557
		6,954,637
Health Care Technology - 4.4%
Doximity, Inc. (a)	8,273	233,547
Evolent Health, Inc. Class A (a)	15,428	523,163
Phreesia, Inc. (a)	18,034	446,342
Veeva Systems, Inc. Class A (a)	5,181	1,168,367
		2,371,419
Life Sciences Tools & Services - 14.2%
10X Genomics, Inc. (a)(b)	23,248	1,084,287
Bio-Techne Corp.	12,588	926,099
Bruker Corp.	9,863	853,544
Danaher Corp.	7,509	1,900,828
Lonza Group AG	613	320,242
Sartorius Stedim Biotech	2,996	823,443
Thermo Fisher Scientific, Inc.	1,907	1,087,333
West Pharmaceutical Services, Inc.	1,620	580,543
		7,576,319
Pharmaceuticals - 8.8%
Edgewise Therapeutics, Inc. (a)	23,957	391,218
Eli Lilly & Co.	1,513	1,140,318
Merck & Co., Inc.	9,600	1,220,640
Royalty Pharma PLC	50,097	1,519,943
Structure Therapeutics, Inc. ADR	9,800	397,586
		4,669,705
TOTAL COMMON STOCKS (Cost $47,239,891)		52,863,653

Money Market Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	494,066	494,165
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	4,916,783	4,917,275
TOTAL MONEY MARKET FUNDS (Cost $5,411,440)		5,411,440

TOTAL INVESTMENT IN SECURITIES - 109.2% (Cost $52,651,331)	58,275,093
NET OTHER ASSETS (LIABILITIES) - (9.2)%	(4,900,532)
NET ASSETS - 100.0%	53,374,561

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	6,088,856	5,594,691	21,223	-	-	494,165	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	461,500	16,154,580	11,698,805	3,111	-	-	4,917,275	0.0%
Total	461,500	22,243,436	17,293,496	24,334	-	-	5,411,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.